Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2021	2020	2019
Weighted average number of shares
Ordinary shares in issue (’000)	2,808,406	2,923,571	2,670,030
Adjustment for weighting of ordinary shares in issue (’000)	90,398	(194,680)	(162,447)
Weighted average number of shares (’000)	2,898,804	2,728,891	2,507,583
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	33,054	29,312	62
Basic EPS (cents)	1,140	1,074	2

	2021	2020	2019
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,898,804	2,728,891	2,507,583
Potential ordinary shares (’000)	28,442	49,061	71,371
Diluted weighted average number of shares (’000)	2,927,246	2,777,952	2,578,954
Diluted basic EPS (cents)	1,129	1,055	2

Headline earnings per share
Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax
2021
Profit attributable to owners of Sibanye-Stillwater			33,054
Gain on disposal of property, plant and equipment		(36)	(27)
Impairments	10	5,148	3,861
Profit on sale of St Helena		(16)	(12)
Derecognition of property, plant and equipment in Marathon project	14	2	2
Re-measurement items, attributable to NCI			—
Headline earnings			36,878
Weighted average number of shares (’000)			2,898,804
Headline EPS (cents)			1,272
2020
Profit attributable to owners of Sibanye-Stillwater			29,312
Gain on disposal of property, plant and equipment		(99)	(74)
Reversal of impairment	10	(121)	(121)
Derecognition of property, plant and equipment in Marathon project	14	37	28
Re-measurement items, attributable to NCI			1
Headline earnings			29,146
Weighted average number of shares (’000)			2,728,891
Headline EPS (cents)			1,068
2019
Profit attributable to owners of Sibanye-Stillwater			62
Gain on disposal of property, plant and equipment		(77)	(58)
Impairments	10	86	67
Impairment of equity accounted associate		21	21
Gain on acquisition	16.1	(1,103)	(1,103)
Re-measurement items, attributable to NCI			3
Headline earnings			(1,008)
Weighted average number of shares (’000)			2,507,583
Headline EPS (cents)			(40)
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2021	2020	2019
Diluted headline earnings (R' million)	36,878	29,146	(1,008)
Diluted weighted average number of shares (’000)	2,927,246	2,777,952	2,578,954
Diluted headline EPS (cents)	1,260	1,049	(40)